Cover - shares	12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Feb. 28, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--02-28
Entity File Number	001-43279
Entity Registrant Name	Micware Co., Ltd.
Entity Central Index Key	0002083526
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Kobe Asahi Building 25th Floor
Entity Address, Address Line Two	59 Naniwa-machi
Entity Address, City or Town	Chuo-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	650-0035
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		56,141,914
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Auditor Firm ID	5395
American depositary shares,
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares,
Trading Symbol	MWC
Security Exchange Name	NASDAQ
Ordinary shares*
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares*
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Kobe Asahi Building 25th Floor
Entity Address, Address Line Two	59 Naniwa-machi
Entity Address, City or Town	Chuo-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	650-0035
City Area Code	81
Local Phone Number	36-699-9899
Contact Personnel Name	Takuma Segawa